EFIAA Fiduciary | Tactical Capital Growth Allocation Fund
Tactical Capital Growth Allocation Fund
INVESTMENT OBJECTIVE AND GOAL
Primarily to seek capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	EFIAA Fiduciary Tactical Capital Growth Allocation Fund Fiduciary Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EFIAA Fiduciary Tactical Capital Growth Allocation Fund Fiduciary Shares
Management Fees		0.18%
Distribution (12b-1) Fees		none
Other Expenses		0.77%
Acquired Fund Fees and Expenses	[1]	1.04%
Total Annual Fund Operating Expenses	[2]	1.99%
Fee Waivers and Expense Reimbursement		0.62%
Net Expenses	[3]	1.37%
[1]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2012. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[3]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Fiduciary Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.33% of the average daily net assets of the Fund attributable to Fiduciary Shares for the period from December 1, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to Fiduciary Shares only if the operating expenses of Fiduciary Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to Fiduciary Shares) of less than 0.33%. Any such recoupment would reduce the Fund's future total return.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EFIAA Fiduciary Tactical Capital Growth Allocation Fund Fiduciary Shares	139	564	1,015	2,267

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities, and between 5% and 35% of its assets in fixed-income securities. The Fund’s strategic allocation target is 80% equity securities and 20% fixed-income securities.

The Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager’s outlook on the expected return and risk of each selected investment. The portfolio manager’s decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios’ investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds (“ETFs”).

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund’s prospectus, see the “Instruments, Investment Techniques and Risks” section of the Fund’s prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund’s prospectus, see the “Other Investment Matters” section of the Fund’s prospectus.
PRINCIPAL RISKS
The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund’s investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund’s allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” — or repay — a high-yielding bond before the bond’s maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund’s original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.
PERFORMANCE INFORMATION
The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Fiduciary Shares from year to year and by showing how the average annual returns of the Fund’s Fiduciary Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.
YEAR-BY-YEAR RETURNS

Highest Quarter	06/30/09	16.69%
Lowest Quarter	12/31/08	-20.50%
Year-to-date total return as of 9/30/2012		14.03%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns EFIAA Fiduciary Tactical Capital Growth Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Fiduciary Shares	(4.23%)	(0.76%)	3.13%	Oct. 12, 2004
Fiduciary Shares Return After Taxes on Distributions	(4.39%)	(1.33%)	2.61%	Oct. 12, 2004
Fiduciary Shares Return After Taxes on Distributions and Sale of Fund Shares	(2.53%)	(0.73%)	2.60%	Oct. 12, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.72%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.52%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	2.07%	Sep. 30, 2004
Blended Index (reflects no deduction for fees, expenses or taxes)	3.05%	1.11%	4.19%	Sep. 30, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prior to November 15, 2006, performance for Fiduciary Shares in the above bar chart and table is based on the performance of Class A Shares of the Fund. Class A Shares of the Fund, which were first offered October 12, 2004, are not offered in this prospectus; however, because they are invested in the same portfolio of securities as the offered Shares, the annual returns for the classes would be substantially similar. The performance of the Class A Shares has been adjusted because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge; however, the performance shown has not been adjusted to reflect Fiduciary Shares’ fees and expenses. With those adjustments, performance would be higher than that shown.

The unmanaged Barclays U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

The blended index is 80% S&P 500 Index, 15% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.